Revenue (Detail) - USD ($)		3 Months Ended									12 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit		$ (177,728,501)	$ (173,046,186)				$ (148,115,202)				$ (173,046,186)	$ (148,115,202)
Assets		10,408,519	12,284,941				43,950,411				12,284,941	43,950,411
Equity		4,679,090	6,506,107				19,768,139				6,506,107	19,768,139	$ 48,701,289
Royalty revenue		49,055				$ 65,826					285,444	258,062
Revenues		100,136	$ 185,000	$ 123,000	$ 102,000	$ 95,038	$ 68,000	$ 89,000	$ 104,000	$ 120,000	505,404	$ 381,072
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ 109,922
Unbilled receivables	$ 109,922
Assets		30,667
Equity		30,667
Royalty revenue		18,326									$ (77,589)
Revenues		$ 59,263
Earnings per share-basic and diluted (in USD per share)	$ 0.012
Minimum
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Duration to cancel agreements		60 days
Recognize minimum royalty revenue, duration in future		60 days
Maximum
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Duration to cancel agreements		90 days
Recognize minimum royalty revenue, duration in future		90 days
Performance Obligation | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ (32,000)
Royalty Arrangement | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ (78,000)